PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2016
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
10	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consist of the following:

	As at December 31,
	2015	2016	2016
	RMB	RMB	US$
Buildings	230,482	227,196	32,723
Medical equipment	1,095,973	899,281	129,523
Electronic and office equipment	10,679	15,804	2,276
Motor vehicles	2,171	2,621	378
Leasehold improvement and building improvements	3,741	7,277	1,048
Construction in progress	93,034	122,635	17,663
Total	1,436,080	1,274,814	183,611
Less: accumulated depreciation	(494,140)	(432,884)	(62,348)
	941,940	841,930	121,263
Impairment charges	(23,125)	(66,592)	(9,591)
	918,815	775,338	111,672

Depreciation expenses were RMB175,008, RMB138,075 and RMB117,051 (US$16,859) for the years ended December 31, 2014, 2015 and 2016, respectively. Impairment loss of nil, RMB23,125 and RMB47,827 (US$6,889) were recognized for the years ended December 31, 2014, 2015 and 2016, respectively. Impairment charges mainly include impairment provided for medical equipment in several low performance centers as well as idle assets.

For the years ended December 31, 2014, 2015 and 2016, nil, nil and RMB4,360 (US$628) impairment was written off upon the disposal of medical equipment.

As at December 31, 2015 and 2016, certain of the Group’s property, plant and equipment with a total net book value of RMB138,321 and RMB111,728 (US$16,092) were pledged as collaterals for bank borrowings of RMB118,355 and RMB78,445 (US$11,298), respectively (note 18).

As at December 31, 2015 and 2016, the Group held equipment under operating lease contracts with customers with an original cost of RMB1,029,794 and RMB812,207 (US$116,982) and accumulated depreciation of RMB432,874 and RMB354,207 (US$51,016), respectively.